CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common shares, outstanding (in shares)	2,022	1,695